Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Marginal Income Tax Rate	30.00%	39.00%	39.00%
Surtax Rate		5.00%	5.00%
Net deferred tax asset	$ 429,691,000	$ 388,466,000
Deferred tax liabilities	279,469,000	200,395,000
Income Tax Examination Minimum Likelihood Of Tax Benefits Being Realized Upon Ultimate Settlement	50.00%
Deferred tax assets, valuation allowance	1,259,358,000	1,268,589,000
Unrecognized tax benefits, accrued interest	5,500,000	6,100,000
Accrual for the payment of penalties	0	0
Total amount of unrecognized tax benefits, that if recognized, would affect effective tax rate	24,200,000	31,600,000
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	1,100,000	(8,900,000)	(12,900,000)
Unrecognized Tax Benefits Expected Decreases Resulting From Settlements With Taxing Authorities	11,000,000
Unrecognized Tax Benefits Current Interest On Income Taxes Accrued	300,000	900,000
Adjusted Marginal Income Tax Rate		40.95%	40.95%
Tax credits available for carryforward	3,459,000	5,833,000
Other liabilities
Income Taxes [Line Items]
Deferred tax liabilities	25,000,000	11,000,000
PUERTO RICO
Income Taxes [Line Items]
Payment to the Puerto Rico Treasury Department	89,400,000
Reduction in net deferred tax asset due to a reduction in the marginal corporate income tax rate	103,287,000	0	(12,351,000)
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	79,876,000	100,586,000	(230,241,000)
PUERTO RICO | Net [Member]
Income Taxes [Line Items]
Tax benefit related to the timing of loan charge-offs for tax purposes	53,600,000
PUERTO RICO | Gross [Member]
Income Taxes [Line Items]
Tax benefit related to the timing of loan charge-offs for tax purposes	143,000,000
Banco Popular Puerto Rico Qualified Pension Plan [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Other Tax Carryforwards	$ 35,700,000